FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 122,715	$ 3,792	$ 4,310
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	123,534
Convertible notes (principal portion)	230,000
Term loans and other debt (principal portion)	213,088
Interest payments on debt	44,800
Lease liabilities	186,399
Derivative liabilities	3,881
Reclamation and closure costs	139,442
Operating expenditure commitments	3,652
Capital expenditure commitments	20,077
Other	1,353
Total contractual obligations	966,226
Liquidity risk | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	123,534
Convertible notes (principal portion)	0
Term loans and other debt (principal portion)	71,025
Interest payments on debt	12,840
Lease liabilities	12,452
Derivative liabilities	3,764
Reclamation and closure costs	1,840
Operating expenditure commitments	2,900
Capital expenditure commitments	20,077
Other	696
Total contractual obligations	249,128
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Convertible notes (principal portion)	0
Term loans and other debt (principal portion)	142,063
Interest payments on debt	17,585
Lease liabilities	21,376
Derivative liabilities	117
Reclamation and closure costs	13,248
Operating expenditure commitments	752
Capital expenditure commitments	0
Other	330
Total contractual obligations	195,471
Liquidity risk | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Convertible notes (principal portion)	0
Term loans and other debt (principal portion)	0
Interest payments on debt	11,500
Lease liabilities	19,522
Derivative liabilities	0
Reclamation and closure costs	2,064
Operating expenditure commitments	0
Capital expenditure commitments	0
Other	327
Total contractual obligations	33,413
Liquidity risk | After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Convertible notes (principal portion)	230,000
Term loans and other debt (principal portion)	0
Interest payments on debt	2,875
Lease liabilities	133,049
Derivative liabilities	0
Reclamation and closure costs	122,290
Operating expenditure commitments	0
Capital expenditure commitments	0
Other	0
Total contractual obligations	$ 488,214